UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21423

The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2026

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of The Gabelli Dividend & Income Trust (the Fund) was 10.2%, compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was 9.2%. The Fund’s NAV per share was $32.97, while the price of the publicly traded shares closed at $29.40 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Investment Objective (Unaudited)

The Fund is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a high level of total return with an emphasis on dividends and income. In making stock selections, the Fund’s investment adviser looks for securities that have a superior yield and capital gains potential.

Performance Discussion (Unaudited)

In the first half of 2026, inflation continued to be an ongoing issue for the American consumer. Part of the reason for the stubborn inflation is the tariff situation, but the recent rise in energy costs due to the Iran conflict is another driver. A new chairman of the Federal Reserve will be coming in soon, but we expect rates will hold steady until inflation moves down a bit more. On the global geopolitical front, the first quarter of the year was filled with action, from a military “excursion” in Venezuela to the Iran war. The stoppage of oil shipping in the Persian Gulf sent energy price soaring, and helped the energy related names in the portfolio perform very well.

In the second quarter value stocks, as measured by the S&P/Citigroup Value Index, were up 8%. Growth stocks, as measured by the S&P/Citigroup Growth Index, were up a whopping 22%, as large cap growth stocks in the technology area were up over 30%, helping to boost the performance of growth indices. Energy was down 13%; the conflict with Iran was reaching a truce by the end of the quarter and ships were starting to move out of the Persian Gulf, lowering oil prices.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Contributors to performance included Bank of New York Mellon Corp. (2.5% of net assets as of June 30, 2026), Micron Technology, Inc. (0.8%), and Texas Instruments Incorporated (1.1%).

Detractors from the portfolio included Mastercard Incorporated (2.2%), Sony Group Corporation ADR (1.1%), and Microsoft Corporation (1.3%).

Thank you for your investment in The Gabelli Dividend & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2026 (a) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	20 Year	Since Inception (11/28/03)
The Gabelli Dividend & Income Trust (GDV)
NAV Total Return (b)	10.24%	19.28%	8.41%	10.43%	10.08%	8.46%	8.84%
Investment Total Return (c)	9.23	20.28	8.75	11.14	10.87	9.58	8.85
S&P 500 Index	10.21	22.32	13.41	15.51	14.36	11.39	11.14
Dow Jones Industrial Average	9.75	20.64	10.77	13.67	12.57	10.61	10.26

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli. com for performance information as of the most recent month end. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2026:

The Gabelli Dividend & Income Trust

Financial Services	21.4%
U.S. Government Obligations	9.8%
Computer Software and Services	7.4%
Health Care	6.5%
Diversified Industrial	6.2%
Food and Beverage	5.9%
Aerospace and Defense	5.1%
Energy and Utilities: Oil	4.2%
Semiconductors	4.2%
Business Services	3.3%
Electronics	3.1%
Machinery	3.0%
Entertainment	2.9%
Retail	2.8%
Equipment and Supplies	2.7%
Automotive: Parts and Accessories	2.5%
Consumer Products	2.5%
Environmental Services	2.5%
Building and Construction	2.2%
Telecommunications	2.1%
Metals and Mining	1.9%
Computer Hardware	1.9%
Energy and Utilities: Natural Gas	1.5%
Energy and Utilities: Integrated	1.3%
Energy and Utilities	1.2%
Investment Companies	1.1%
Energy and Utilities: Services	1.1%
Real Estate	1.1%
Transportation	1.1%
Communications Equipment	1.0%
Automotive	0.9%
Cable and Satellite	0.8%
Specialty Chemicals	0.7%
Energy and Utilities: Electric	0.4%
Energy and Utilities: Water	0.4%
Consumer Services	0.3%
Hotels and Gaming	0.3%
Broadcasting	0.3%
Industrials	0.2%
Wireless Communications	0.1%
Publishing	0.1%
Paper and Forest Products	0.0%*
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	(18.0)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 105.5%
	Aerospace and Defense — 5.1%
2,800	Airbus SE	$496,452	$622,388
7,370	Allient Inc.	262,074	758,594
10,000	Astronics Corp.†	125,445	812,600
2,000	Astronics Corp., Cl. B†	28,022	152,000
17,500	Avio SpA	341,765	628,858
1,950	BAE Systems plc, ADR	100,366	191,003
5,600	CAE Inc.†	173,329	140,336
20,000	Chemring Group plc	127,692	135,829
4,000	Ducommun Inc.†	298,321	740,840
2,000	Elbit Systems Ltd.	395,562	1,517,440
1,000	Embraer SA, ADR	26,040	63,800
700	Firefly Aerospace Inc.†	31,500	20,580
5,500	General Dynamics Corp.	1,635,894	1,948,320
9,000	HEICO Corp.	829,197	3,205,710
42,000	Hexcel Corp.	2,646,649	4,202,520
97,550	Honeywell Aerospace Inc.†	12,950,400	21,566,354
90,200	Howmet Aerospace Inc.	4,736,994	24,251,172
5,000	Innovative Solutions and Support Inc.†	57,450	90,000
700	Karman Holdings Inc.†	15,400	34,944
77,400	L3Harris Technologies Inc.	11,907,235	22,491,666
10,000	Leidos Holdings Inc.	1,538,881	1,029,700
7,000	Lockheed Martin Corp.	3,620,326	3,566,220
2,325	Mercury Systems Inc.†	98,064	284,417
2,000	MTU Aero Engines AG	890,924	831,584
3,213	Northrop Grumman Corp.	1,652,422	1,636,413
10,000	Park Aerospace Corp.	135,958	381,600
1,140,000	Rolls-Royce Holdings plc	2,597,408	21,844,562
33,000	RTX Corp.	3,574,448	6,261,090
45,000	StandardAero Inc.†	1,365,700	1,345,950
2,000	Thales SA	466,823	513,713
88,551	The Boeing Co.†	15,338,499	19,168,635
10,000	Woodward Inc.	1,495,432	4,254,400
		69,960,672	144,693,238
	Automotive — 0.9%
26,500	Daimler Truck Holding AG	937,625	1,277,770
22,025	Dauch Corp.†	171,548	119,375
500	Ferrari NV	160,997	186,145
25,000	Ford Motor Co.	309,175	347,500
350	Lithia Motors Inc.	102,702	101,671
10,300	Mercedes-Benz Group AG	706,350	516,885
103,800	PACCAR Inc.	3,545,710	12,468,456
100,000	Piaggio & C SpA	276,991	183,502
8,000	Stoneridge Inc.†	56,957	58,560
16,000	Tesla Inc.†	7,110,135	6,729,600
7,180	Toyota Motor Corp., ADR	1,418,527	1,209,256
47,000	Traton SE	914,333	1,781,839
		15,711,050	24,980,559
Shares		Cost	Market Value
	Automotive: Parts and Accessories — 2.5%
39,000	Aptiv plc†	$2,538,005	$2,393,820
22,000	Atmus Filtration Technologies Inc.	827,090	1,121,780
143,000	Dana Inc.	1,898,903	3,891,030
264,002	Garrett Motion Inc.	1,675,428	9,564,792
221,600	Genuine Parts Co.	21,442,459	26,144,368
4,000	Lear Corp.	469,240	536,240
7,500	Modine Manufacturing Co.†	940,664	2,002,650
136,000	Monro Inc.	2,539,349	2,326,960
263,500	O’Reilly Automotive Inc.†	9,434,239	24,265,715
		41,765,377	72,247,355
	Broadcasting — 0.2%
282,100	Canal+ SA	1,038,197	914,524
272,500	Grupo Televisa SAB, ADR	726,089	738,475
115,000	Sinclair Inc.	2,198,290	1,638,750
10,000	Sirius XM Holdings Inc.	204,384	295,400
27,450	Versant Media Group Inc.	1,137,972	988,475
		5,304,932	4,575,624
	Building and Construction — 2.2%
13,700	Amrize Ltd.	719,751	730,210
5,500	Arcosa Inc.	452,441	799,095
24,500	Carrier Global Corp.	1,228,815	1,797,075
1,500	Cie de Saint-Gobain SA	121,618	135,672
3,800	CRH plc	402,257	406,600
10,500	D.R. Horton Inc.	1,462,013	1,710,240
50,200	Fortune Brands Innovations Inc.	1,920,709	2,755,980
166,350	Herc Holdings Inc.	14,488,952	23,844,609
11,000	Holcim AG	665,761	992,178
120,000	Johnson Controls International plc	5,385,376	17,533,200
15,000	Masterbrand Inc.†	96,422	154,350
12,785	Nobility Homes Inc.	375,759	379,395
11,000	Sika AG	1,412,766	2,270,112
1,000	TopBuild Corp.†	426,851	354,530
7,000	Trex Co. Inc.†	228,087	350,280
8,800	United Rentals Inc.	4,858,295	9,969,432
		34,245,873	64,182,958
	Business Services — 3.3%
3,000	A10 Networks Inc.	51,870	112,080
7,000	Fidelity National Information Services Inc.	462,517	272,160
88,210	Havas NV	1,595,255	1,718,448
15,000	Hess Midstream LP, Cl. A	577,712	564,000
2,800	HubSpot Inc.†	810,358	511,028
10,000	ICF International Inc.	822,927	728,600
22,500	ITOCHU Corp.	194,596	256,558
16,000	Jardine Matheson Holdings Ltd.	911,980	984,000

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
80,000	JCDecaux SE	$1,725,812	$1,758,690
7,000	Loomis AB	182,901	343,057
12,000	Marubeni Corp.	208,337	346,136
124,000	Mastercard Inc., Cl. A	10,691,696	63,686,400
11,000	Mitsubishi Corp.	244,288	294,087
10,500	Mitsui & Co. Ltd.	236,841	290,406
4,000	NextNav Inc.†	48,861	71,320
150,000	NIQ Global Intelligence plc†	2,876,429	1,402,500
4,000	Prosus NV	192,926	173,629
10,500	Rentokil Initial plc, ADR	244,864	300,405
40,000	Sumitomo Corp.	238,849	381,069
71,000	UL Solutions Inc., Cl. A	2,960,404	7,232,060
35,000	Vestis Corp.†	503,970	508,200
39,000	Visa Inc., Cl. A	6,431,503	13,380,510
		32,214,896	95,315,343
	Cable and Satellite — 0.8%
15,000	Cogeco Inc.	296,908	655,315
334,000	Comcast Corp., Cl. A	12,376,592	8,199,700
29,400	EchoStar Corp., Cl. A†	1,852,280	2,984,100
22,000	Liberty Latin America Ltd., Cl. A†	115,844	172,480
110,000	Liberty Latin America Ltd., Cl. C†	618,212	856,900
293,213	Rogers Communications Inc., Cl. B	9,358,696	9,529,422
		24,618,532	22,397,917
	Communications Equipment — 1.0%
3,000	Anterix Inc.†	123,166	308,820
97,000	Arista Networks Inc.†	3,763,360	16,478,360
31,500	Corning Inc.	505,288	8,046,045
7,500	QUALCOMM Inc.	982,475	1,385,925
66,000	Telesat Corp.†	1,732,470	3,340,920
		7,106,759	29,560,070
	Computer Hardware — 1.9%
101,800	Apple Inc.	6,708,024	29,456,848
3,750	Dell Technologies Inc., Cl. C	135,825	1,617,975
5,000	HP Inc.	138,100	109,700
20,100	Micron Technology Inc.	3,185,819	23,201,229
		10,167,768	54,385,752
	Computer Software and Services — 7.4%
30,000	3D Systems Corp.†	152,485	90,600
13,800	ABM Industries Inc.	637,673	610,512
1,000	Akamai Technologies Inc.†	78,920	118,210
5,500	Alibaba Group Holding Ltd., ADR	749,287	527,890
25,000	Alphabet Inc., Cl. A	1,395,467	8,934,250
155,200	Alphabet Inc., Cl. C	12,004,699	54,836,816
113,100	Amazon.com Inc.†	10,339,247	26,956,254
Shares		Cost	Market Value
8,520	Backblaze Inc., Cl. A†	$89,773	$135,127
1,250	Capgemini SE	195,334	125,629
8,300	Check Point Software Technologies Ltd.†	1,098,919	1,090,869
15,000	Circle Internet Group Inc.†	1,361,234	939,450
23,000	Cisco Systems Inc.	963,885	2,701,580
15,000	CoreWeave Inc., Cl. A†	1,234,024	1,493,100
12,800	CrowdStrike Holdings Inc., Cl. A†	1,784,379	9,768,192
5,000	Fastly Inc., Cl. A†	42,275	91,800
45,500	Fiserv Inc.†	4,394,595	2,231,775
2,031	Fortinet Inc.†	109,863	312,002
36,200	Gen Digital Inc.	928,127	901,018
235,300	Hewlett Packard Enterprise Co.	3,103,899	10,614,383
30,500	Kyndryl Holdings Inc.†	404,605	344,955
33,650	Meta Platforms Inc., Cl. A	10,592,166	18,954,709
102,250	Microsoft Corp.	9,460,695	38,141,295
5,000	MKS Inc.	396,047	2,224,000
81,000	N-able Inc.†	1,070,826	297,270
42,700	Oracle Corp.	7,328,648	6,257,685
11,800	Palantir Technologies Inc., Cl. A†	529,607	1,376,706
5,463	Rapid7 Inc.†	88,687	44,250
41,100	Rockwell Automation Inc.	1,301,965	20,347,788
1,000	Rubrik Inc., Cl. A†	32,000	80,280
4,500	SAP SE, ADR	580,385	693,495
32,000	Stratasys Ltd.†	351,251	273,920
250	Synopsys Inc.†	95,183	111,518
		72,896,150	211,627,328
	Consumer Products — 2.5%
13,240	Amcor plc	527,929	573,954
45,000	British American Tobacco plc, ADR	2,682,764	2,779,200
30,000	Church & Dwight Co. Inc.	1,199,580	2,906,400
5,000	Churchill Downs Inc.	512,923	448,200
65,000	Edgewell Personal Care Co.	1,851,189	1,745,900
10,000	Energizer Holdings Inc.	226,727	214,400
24,100	JAKKS Pacific Inc.	412,004	561,048
25,000	Kimberly-Clark Corp.	2,500,685	2,744,250
1,500	Nintendo Co. Ltd.	67,069	62,871
6,340	Nintendo Co. Ltd., ADR	81,688	66,443
228,000	Philip Morris International Inc.	21,968,422	41,247,480
67,670	Spectrum Brands Holdings Inc.	5,050,246	5,802,703
20,000	The Estee Lauder Companies Inc., Cl. A	1,450,706	1,579,000
58,100	The Procter & Gamble Co.	3,523,125	8,519,784
25,500	The Scotts Miracle-Gro Co.	1,401,375	1,736,805
7,000	Ushio Inc.	139,304	193,216

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
11,900	Versigent plc†	$409,719	$499,919
		44,005,455	71,681,573
	Consumer Services — 0.3%
2,700	Airbnb Inc., Cl. A†	330,612	386,370
86,530	Arlo Technologies Inc.†	418,163	1,166,425
8,250	Booking Holdings Inc.	1,809,235	1,470,480
76,000	CarMax Inc.†	3,270,188	4,019,640
2,500	The Brink’s Co.	273,225	236,225
7,000	Travel + Leisure Co.	238,201	535,010
18,000	Uber Technologies Inc.†	1,360,285	1,298,880
21,000	Verisure plc†	347,685	234,187
		8,047,594	9,347,217
	Diversified Industrial — 6.2%
500	Agilent Technologies Inc.	57,296	66,415
61,017	Albany International Corp., Cl. A	3,878,488	4,545,767
10,555	American Outdoor Brands Inc.†	115,635	123,916
5,000	AMETEK Inc.	1,110,950	1,209,700
255,000	Ampco-Pittsburgh Corp.†	640,686	2,205,750
9,645	AZZ Inc.	367,426	1,495,457
15,800	Belden Inc.	1,863,031	1,894,578
95,000	Bouygues SA	3,295,487	5,298,179
10,000	Cadre Holdings Inc.	349,774	285,100
10,000	Carpenter Technology Corp.	1,567,724	6,168,400
14,800	Crane Co.	1,822,720	3,301,436
29,000	Crane NXT Co.	1,579,564	1,483,640
34,900	Eaton Corp. plc	4,979,032	14,871,588
17,000	Fluor Corp.†	696,441	890,630
2,000	Franklin Electric Co. Inc.	197,449	214,380
101,200	General Electric Co.	14,283,082	37,821,476
25,000	GPGI Inc.	319,693	396,250
3,500	Graham Corp.†	49,878	433,265
6,000	Greif Inc., Cl. A	339,744	446,940
100,000	Griffon Corp.	1,789,441	9,753,000
22,700	GXO Logistics Inc.†	1,087,838	1,150,890
9,100	Heartland Express Inc.	102,320	138,502
97,550	Honeywell International Inc.	13,549,781	21,841,445
10,500	Hyster-Yale Inc.	351,565	368,130
59,750	ITT Inc.	4,738,332	11,816,160
8,000	Knife River Corp.†	626,905	669,200
43,500	Landis+Gyr Group AG	2,795,909	2,331,126
2,278	Moog Inc., Cl. A	394,221	965,508
3,500	Nitto Boseki Co. Ltd	115,651	92,884
9,500	nVent Electric plc	133,999	1,611,295
13,000	Pentair plc	383,272	996,580
10,678	Proto Labs Inc.†	694,953	870,364
4,000	Rigaku Holdings Corp.	63,727	61,503
100,000	Senior plc	255,554	382,018
Shares		Cost	Market Value
1,250	Siemens AG	$218,904	$401,552
9,000	Smiths Group plc	228,406	305,614
6,500	Sulzer AG	415,548	1,079,579
43,500	Sunbelt Rentals Holdings Inc.	2,508,670	3,254,235
2,000	Symrise AG	184,291	200,686
289,000	Textron Inc.	12,559,853	26,509,970
15,225	The Sherwin-Williams Co.	2,689,844	5,242,272
300,000	Toray Industries Inc.	2,270,748	2,080,322
35,500	Trinity Industries Inc.	728,451	1,227,590
250	VeriSign Inc.	58,351	62,890
		86,460,634	176,566,182
	Electronics — 3.1%
1,000	Garmin Ltd.	183,045	237,540
40,233	Intel Corp.†	970,834	5,617,734
10,025	Kimball Electronics Inc.†	206,301	256,640
108,000	Resideo Technologies Inc.†	815,002	3,358,800
1,635,940	Sony Group Corp., ADR	10,479,809	32,816,956
36,000	TE Connectivity plc	1,027,162	7,257,960
109,830	Texas Instruments Inc.	8,348,615	32,737,028
7,900	Thermo Fisher Scientific Inc.	2,859,516	3,960,744
4,500	Universal Display Corp.	661,222	389,655
1,500	WESCO International Inc.	236,615	518,145
		25,788,121	87,151,202
	Energy and Utilities — 1.0%
97,000	Alliant Energy Corp.	5,141,110	7,400,130
400	Cheniere Energy Inc.	69,824	95,604
18,100	GE Vernova Inc.	2,545,861	21,264,966
16,000	Northwest Natural Holding Co.	609,971	784,960
		8,366,766	29,545,660
	Energy and Utilities: Electric — 0.4%
50,000	Algonquin Power & Utilities Corp.	246,750	293,000
5,000	American Electric Power Co. Inc.	184,350	684,050
29,000	Electric Power Development Co. Ltd.	607,454	653,144
57,000	Evergy Inc.	3,193,158	4,926,510
6,000	PG&E Corp.	94,166	100,920
12,000	Pinnacle West Capital Corp.	468,584	1,284,000
10,000	Portland General Electric Co.	455,250	518,300
38,000	PPL Corp.	1,176,314	1,381,300
48,500	The AES Corp.	527,604	711,010
6,500	WEC Energy Group Inc.	438,633	759,005
		7,392,263	11,311,239

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Integrated — 1.3%
18,000	Chubu Electric Power Co. Inc.	$260,732	$338,756
20,000	Endesa SA	506,664	911,338
228,000	Enel SpA	1,036,727	2,619,196
12,500	Eversource Energy	681,111	903,375
33,000	Hawaiian Electric Industries Inc.†	692,881	446,490
410,000	Hera SpA	822,663	1,710,838
16,000	Hokkaido Electric Power Co. Inc.	102,051	91,240
39,000	Iberdrola SA, ADR	754,408	3,896,100
115,000	Korea Electric Power Corp., ADR	1,568,135	1,391,500
23,000	Kyushu Electric Power Co. Inc.	228,450	232,341
23,000	MGE Energy Inc.	492,211	1,875,420
122,000	NextEra Energy Inc.	7,974,434	10,707,940
49,000	NiSource Inc.	397,054	2,329,950
10,000	Northwestern Energy Group Inc.	522,880	716,200
57,500	OGE Energy Corp.	685,360	2,797,950
11,000	Ormat Technologies Inc.	165,000	1,197,900
30,000	Public Service Enterprise Group Inc.	906,079	2,434,800
50,000	Shikoku Electric Power Co. Inc.	878,676	452,043
35,000	The Chugoku Electric Power Co. Inc.	467,006	191,300
18,000	The Kansai Electric Power Co. Inc.	217,251	253,015
52,000	Tohoku Electric Power Co. Inc.	567,488	340,441
48,000	TXNM Energy Inc.	1,771,033	2,725,440
		21,698,294	38,563,573
	Energy and Utilities: Natural Gas — 1.5%
16,000	APA Corp.	185,550	521,120
5,900	Energy Transfer LP	93,306	112,808
190,000	Enterprise Products Partners LP	1,896,489	6,984,400
10,000	EQT Corp.	542,906	531,700
5,100	Expand Energy Corp.	576,585	465,069
47,000	Kinder Morgan Inc.	978,429	1,502,590
245,600	National Fuel Gas Co.	12,415,165	18,962,776
82,499	National Grid plc	904,417	1,365,696
20,000	National Grid plc, ADR	987,685	1,657,400
14,300	ONEOK Inc.	524,693	1,243,242
55,000	Sempra	910,253	5,099,050
47,800	Southwest Gas Holdings Inc.	2,268,071	4,238,904
Shares		Cost	Market Value
2,200	Tamboran Resources Corp.†	$52,624	$71,522
44,000	UGI Corp.	1,619,464	1,519,760
		23,955,637	44,276,037
	Energy and Utilities: Oil — 4.2%
12,100	Cactus Inc., Cl. A	523,953	619,883
77,950	Chevron Corp.	7,926,486	12,920,992
189,500	ConocoPhillips	11,958,711	19,700,420
60,000	Devon Energy Corp.	805,776	2,479,200
123,000	Eni SpA, ADR	4,396,603	5,763,780
361,000	Equinor ASA, ADR	6,771,509	11,335,400
118,800	ExxonMobil Holdings Corp.	7,552,310	16,242,336
24,000	Innovex International Inc.†	545,070	595,200
110,000	Marathon Petroleum Corp.	3,846,720	28,123,700
12,257	Occidental Petroleum Corp.	509,667	595,322
100,000	PetroChina Co. Ltd., Cl. H	40,300	108,124
25,000	Petroleo Brasileiro SA - Petrobras, ADR	276,028	404,000
22,000	Phillips 66	1,662,126	3,719,100
75,000	Repsol SA, ADR	1,487,593	1,878,750
79,500	Shell plc, ADR	4,383,640	6,164,430
8,700	Texas Pacific Land Corp.	1,162,701	3,807,468
70,000	TotalEnergies SE	3,318,049	5,443,200
59,850	Vitesse Energy Inc.	1,137,391	943,835
2,891	Woodside Energy Group Ltd., ADR	66,493	55,854
		58,371,126	120,900,994
	Energy and Utilities: Services — 1.1%
400,525	Halliburton Co.	12,416,770	13,597,824
117,975	Oceaneering International Inc.†	1,715,977	4,780,347
255,200	SLB Ltd.	11,228,972	11,864,248
		25,361,719	30,242,419
	Energy and Utilities: Water — 0.4%
11,000	American States Water Co.	138,388	908,930
6,000	American Water Works Co. Inc.	715,889	789,480
8,600	California Water Service Group	382,181	418,390
63,000	Essential Utilities Inc.	2,374,834	2,413,530
22,000	H2O America	383,583	1,336,940
84,500	Mueller Water Products Inc., Cl. A	1,206,758	2,182,635
34,000	Severn Trent plc	876,357	1,333,135
12,500	The York Water Co.	244,071	383,125
8,000	United Utilities Group plc, ADR	212,760	277,440
		6,534,821	10,043,605

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment — 2.9%
232,000	Atlanta Braves Holdings Inc., Cl. A†	$6,734,482	$13,063,920
112,000	Atlanta Braves Holdings Inc., Cl. C†	4,317,051	5,812,800
95,000	Brightstar Lottery plc	1,356,837	1,018,400
18,000	Caesars Entertainment Inc.†	615,138	543,240
16,700	Cinemark Holdings Inc.	400,503	529,891
4,500	CTS Eventim AG & Co. KGaA	364,083	262,484
7,000	DeNA Co. Ltd.	115,651	105,498
33,333	Fox Corp., Cl. A	997,362	1,738,649
70,300	Fox Corp., Cl. B	2,244,967	3,292,852
6,700	Hasbro Inc.	521,340	553,353
15,000	Lee Enterprises Inc.†	75,150	134,400
37,880	Madison Square Garden Entertainment Corp.†	1,482,439	3,064,113
46,800	Madison Square Garden Sports Corp.†	4,951,285	18,806,112
8,000	Manchester United plc, Cl. A†	137,853	183,440
161,000	Netflix Inc.†	7,381,078	11,495,400
3,000	Nexstar Media Group Inc.	579,902	535,770
50,000	Ollamani SAB†	106,515	235,883
13,000	Penn Entertainment Inc.†	194,090	277,680
29,880	Sphere Entertainment Co.†	1,068,144	5,170,136
2,250	Spotify Technology SA†	1,504,243	1,033,043
16,750	Take-Two Interactive Software Inc.†	2,655,199	4,187,165
39,500	The Walt Disney Co.	4,076,168	3,801,875
50,000	Universal Music Group NV	481,609	1,047,193
707,100	Vivendi SE	2,739,265	1,745,134
115,000	Warner Bros Discovery Inc.†	1,186,116	3,065,900
		46,286,470	81,704,331
	Environmental Services — 2.5%
153,300	Republic Services Inc.	8,665,506	32,665,164
39,380	Veolia Environnement SA	808,220	1,639,639
94,222	Waste Connections Inc.	6,016,962	15,705,865
95,600	Waste Management Inc.	4,995,393	21,307,328
		20,486,081	71,317,996
	Equipment and Supplies — 2.7%
9,000	3M Co.	1,295,453	1,457,190
26,090	Amphenol Corp., Cl. A	3,616,806	4,600,189
93,000	Flowserve Corp.	3,440,912	6,896,880
110,000	Graco Inc.	2,399,147	8,317,100
215,250	Mueller Industries Inc.	2,249,440	26,460,682
2,000	Parker-Hannifin Corp.	1,849,228	1,956,240
425,000	RPC Inc.	1,028,415	2,477,750
99,000	The Timken Co.	4,057,848	14,386,680
Shares		Cost	Market Value
20,500	Valmont Industries Inc.	$4,732,155	$11,840,800
8,000	Xerox Holdings Corp.	56,925	25,040
		24,726,329	78,418,551
	Financial Services — 20.4%
16,700	Ally Financial Inc.	738,810	767,365
175,300	American Express Co.	17,909,359	59,295,225
48,900	American International Group Inc.	3,023,933	3,644,517
1,300	Ameriprise Financial Inc.	603,701	596,388
1,700	Analog Devices Inc.	493,680	675,189
9,000	Apollo Global Management Inc.	1,327,570	1,064,790
3,500	Axis Capital Holdings Ltd.	363,584	376,040
13,000	Banco Bilbao Vizcaya Argentaria SA	312,300	324,853
210,000	Bank of America Corp.	5,662,865	11,965,800
22,000	Barclays plc	144,786	147,836
44,000	Berkshire Hathaway Inc., Cl. B†	10,271,824	22,017,160
14,650	Blackrock Inc.	2,843,646	14,086,854
67,500	Blackstone Inc.	5,074,108	7,942,725
78,000	Bridgepoint Group plc	302,999	271,487
7,174	Brookfield Asset Management Ltd., Cl. A	25,030	321,754
40,500	Brookfield Corp.	100,068	1,724,895
294	Brookfield Wealth Solutions Ltd.	10,357	12,542
24,000	Brooks Macdonald Group plc	555,695	397,935
19,000	Cannae Holdings Inc.	297,529	273,600
2,975	Capital One Financial Corp.	692,288	596,845
6,500	Chubb Ltd.	1,984,516	2,214,810
119,150	Citigroup Inc.	6,506,254	16,676,234
55,500	Cohen & Steers Inc.	3,629,710	4,225,770
14,400	Columbia Banking System Inc.	403,577	461,520
12,700	Commerzbank AG	530,141	540,245
200,000	Conn’s Inc., Escrow†(a)	4,850,850	20
29,500	Credit Agricole SA	596,209	593,069
18,200	Cullen/Frost Bankers Inc.	1,322,867	2,812,264
319,100	Dah Sing Banking Group Ltd.	442,318	470,746
19,200	Daiwa Securities Group Inc.	180,563	188,404
60,400	E-L Financial Corp. Ltd.	734,817	721,861
9,200	Equitable Holdings Inc.	394,705	403,696
21,400	EVERTEC Inc.	593,189	594,492
11,000	EXOR NV	671,170	842,096
1,320	F&G Annuities & Life Inc.	45,527	35,099
128	Farmers & Merchants Bank of Long Beach	959,912	1,150,719

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
37,000	Fidelity National Financial Inc.	$324,652	$1,744,920
22,584	Fifth Third Bancorp	1,070,899	1,273,060
8,030	First American Financial Corp.	524,936	550,778
2,840	First Citizens BancShares Inc., Cl. A	5,201,071	5,909,444
15,250	FTAI Aviation Ltd.	254,265	4,125,582
22,700	HSBC Holdings plc, ADR	777,468	2,158,543
10,000	ING Groep NV	288,612	316,157
51,600	Interactive Brokers Group Inc., Cl. A	782,407	4,491,264
28,000	Intercontinental Exchange Inc.	3,523,844	3,447,080
195,000	Invesco Ltd.	4,156,001	5,146,050
100,000	Irenic Acquisition Corp.†	1,000,000	1,017,000
8,200	Janus Henderson Group Ltd.	391,989	425,990
207,400	JPMorgan Chase & Co.	17,174,138	67,888,242
63,000	KeyCorp.	822,234	1,452,150
25,000	Kinnevik AB, Cl. B†	137,164	134,071
127,500	KKR & Co. Inc.	11,344,035	11,701,950
77,000	Loews Corp.	4,757,247	8,717,170
35,200	M&T Bank Corp.	2,859,240	8,377,952
8,750	Moelis & Co., Cl. A	591,799	572,425
7,600	Moody’s Corp.	3,086,751	3,442,192
146,760	Morgan Stanley	4,941,784	30,678,710
70,000	National Australia Bank Ltd., ADR	810,381	914,200
25,000	NatWest Group plc	216,548	221,186
124,000	Navient Corp.	904,132	1,055,240
5,050	NN Group NV	394,015	442,338
59,200	Northern Trust Corp.	2,487,423	10,291,328
36,984	OceanFirst Financial Corp.	656,816	722,288
13,450	Old Republic International Corp.	562,866	550,374
80,000	Resona Holdings Inc.	381,969	1,036,194
50,000	Rocket Companies Inc., Cl. A†	963,545	787,500
12,700	S&P Global Inc.	4,722,594	5,172,202
11,100	Shinhan Financial Group Co. Ltd., ADR	596,472	702,075
90,000	SLM Corp.	453,093	2,334,600
2,907	Societe Generale SA	236,097	256,987
8,000	SoftBank Group Corp.	213,813	293,392
197,388	Sony Financial Group Inc., ADR	1,361,188	856,664
4,300	SouthState Bank Corp.	401,172	429,570
21,500	Spartacus Acquisition Corp. II†	215,000	227,040
Shares		Cost	Market Value
800	Stack Capital Group Inc.†	$8,459	$12,094
13,000	Standard Chartered plc	327,962	351,947
144,200	State Street Corp.	9,396,219	24,456,320
381,402	SuRo Capital Corp.	2,238,885	4,782,781
87,000	T. Rowe Price Group Inc.	6,065,115	9,891,030
274,100	The Bank of East Asia Ltd.	481,489	437,911
500,600	The Bank of New York Mellon Corp.	16,310,442	72,391,766
53,500	The Charles Schwab Corp.	4,284,594	4,936,445
21,000	The Goldman Sachs Group Inc.	5,839,824	21,238,770
57,000	The Hartford Insurance Group Inc.	1,915,087	7,553,640
121,800	The PNC Financial Services Group Inc.	12,975,132	29,989,596
500	The Progressive Corp.	112,500	109,225
62,000	The Travelers Companies Inc.	4,930,234	20,467,440
142,312	Tiptree Inc.	2,465,944	2,550,231
60,000	TP ICAP Group plc	216,745	269,322
15,720	TrustCo Bank Corp. NY	649,425	863,185
3,300	UniCredit SpA	275,075	295,086
6,700	Victory Capital Holdings Inc., Cl. A	422,399	563,202
32,000	VNV Global AB†	60,786	54,453
81,250	W. R. Berkley Corp.	3,581,853	5,730,563
3,300	Wealthfront Corp.†	46,200	29,502
8,000	Webster Financial Corp.	512,478	611,360
333,500	Wells Fargo & Co.	11,228,313	27,560,440
4,499	Westwood Holdings Group Inc.	79,015	86,201
2,800	Willis Towers Watson plc	328,543	731,836
		238,940,835	584,263,099
	Food and Beverage — 5.9%
24,000	Ajinomoto Co. Inc.	205,201	866,890
200,000	BellRing Brands Inc.†	5,828,599	2,588,000
16,000	Canada Packers Inc.	189,733	216,041
900,000	China Mengniu Dairy Co. Ltd.	1,077,834	1,846,395
154,000	Danone SA	7,451,455	12,623,399
1,900,000	Davide Campari-Milano NV	5,867,433	11,827,281
10,000	Diageo plc	314,980	201,952
219,650	Diageo plc, ADR	25,233,470	17,655,467
70,954	Flowers Foods Inc.	1,053,433	560,537
101,000	General Mills Inc.	5,651,615	3,514,800
18,000	Heineken Holding NV	747,987	1,372,834
5,000	International Flavors & Fragrances Inc.	397,340	396,100
260,000	ITO EN Ltd.	5,640,538	4,703,650
130,000	Keurig Dr Pepper Inc.	2,047,068	4,254,900
1,575,000	Kikkoman Corp.	3,773,545	16,157,323

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
12,000	Lamb Weston Holdings Inc.	$650,327	$518,160
10,000	Lifecore Biomedical Inc.†	98,907	52,500
106,000	Maple Leaf Foods Inc.	1,778,304	2,280,317
6,000	McCormick & Co. Inc.	290,905	303,000
105,535	Molson Coors Beverage Co., Cl. B	5,793,644	4,111,644
315,000	Mondelēz International Inc., Cl. A	14,190,000	18,219,600
240,000	Morinaga Milk Industry Co. Ltd.	588,860	1,870,906
10,000	Nathan’s Famous Inc.	591,370	1,016,000
7,000	National Beverage Corp.†	294,741	218,400
24,000	Nestlé SA	1,876,188	2,467,723
384,000	Nissin Foods Holdings Co. Ltd.	4,370,561	6,589,133
35,000	PepsiCo Inc.	4,721,163	4,739,000
39,300	Pernod Ricard SA	2,820,858	2,867,581
41,500	Post Holdings Inc.†	2,642,790	3,662,790
20,000	Remy Cointreau SA	1,036,519	984,464
21,000	The Boston Beer Co. Inc., Cl. A†	4,108,151	3,717,630
182,000	The Campbell’s Company	7,429,545	4,053,140
206,300	The Coca-Cola Co.	8,308,021	16,766,001
5,000	The Hershey Co.	867,266	877,250
17,650	The J.M. Smucker Co.	2,042,620	1,985,625
113,000	The Kraft Heinz Co.	3,302,665	2,669,060
800	The Magnum Ice Cream Co. NV†	9,740	13,928
15,000	The Simply Good Foods Co.†	357,674	199,200
15,000	Treatt plc	42,155	60,586
3,555	Unilever plc, ADR	186,374	213,727
470,000	Yakult Honsha Co. Ltd.	5,651,870	7,937,636
		139,531,449	167,180,570
	Health Care — 6.5%
21,750	Abbott Laboratories	1,423,864	1,973,595
18,700	AbbVie Inc.	1,655,852	4,705,668
75,000	Bausch + Lomb Corp.†	1,112,900	1,242,000
250,000	Baxter International Inc.	7,016,250	5,330,000
33,000	Becton Dickinson & Co.	5,281,720	4,993,890
2,300	BioMarin Pharmaceutical Inc.†	179,862	131,606
6,200	Bio-Rad Laboratories Inc., Cl. A†	2,608,804	1,820,382
4,000	Cencora Inc.	293,994	1,131,920
9,700	Chemed Corp.	4,438,124	4,517,678
10,000	CVS Group plc	127,461	155,592
1,500	DaVita Inc.†	95,367	333,720
1,000	Demant A/S†	38,808	40,999
Shares		Cost	Market Value
52,500	Elanco Animal Health Inc.†	$665,598	$1,292,025
43,900	Eli Lilly & Co.	5,787,557	52,654,977
30,000	Evolent Health Inc., Cl. A†	375,623	162,600
24,500	Fortrea Holdings Inc.†	436,270	426,300
467	GE HealthCare Technologies Inc.	22,282	29,893
25,000	Haleon plc	109,817	115,302
5,500	HCA Healthcare Inc.	442,683	2,144,395
46,000	Henry Schein Inc.†	3,219,923	3,841,920
20,000	ICU Medical Inc.†	3,925,036	2,932,000
8,600	Incyte Corp.†	600,366	974,896
8,000	Integer Holdings Corp.†	715,305	747,600
14,100	Intuitive Surgical Inc.†	3,689,688	5,607,288
85,000	Johnson & Johnson	9,689,267	21,587,450
3,735	Kenvue Inc.	47,900	71,376
16,800	Labcorp Holdings Inc.	2,011,038	4,704,000
2,700	McKesson Corp.	448,467	2,040,120
28,000	Medtronic plc	3,007,730	2,190,440
114,300	Merck & Co. Inc.	8,735,741	14,687,550
7,100	Mesa Laboratories Inc.	527,401	706,805
110,000	Option Care Health Inc.†	1,842,838	2,306,700
100,000	Pacific Biosciences of California Inc.†	2,600,360	168,000
81,300	Perrigo Co. plc	1,298,662	844,707
327,500	Pfizer Inc.	9,364,100	7,886,200
48,000	QuidelOrtho Corp.†	1,448,697	840,720
11,000	Smith & Nephew plc	153,437	159,114
19,900	Stryker Corp.	4,682,509	6,265,316
1,500	Teladoc Health Inc.†	22,183	12,720
11,000	Tenet Healthcare Corp.†	559,528	2,057,880
163,000	Teva Pharmaceutical Industries Ltd., ADR†	2,850,603	5,522,440
21,600	The Cigna Group	4,237,042	5,954,688
6,100	The Cooper Companies Inc.†	453,381	437,431
3,500	UnitedHealth Group Inc.	1,563,789	1,454,705
4,000	Vertex Pharmaceuticals Inc.†	775,363	1,986,920
23,000	Viatris Inc.	339,848	365,240
55,300	Zimmer Biomet Holdings Inc.	5,494,439	4,760,777
35,000	Zoetis Inc.	2,025,358	2,515,100
		108,442,835	186,832,645
	Hotels and Gaming — 0.3%
19,000	Accor SA	654,124	1,103,706
20,500	Allwyn AG	432,702	326,052
52,920	Boyd Gaming Corp.	309,478	4,674,424
107,000	Entain plc	1,213,353	793,389
6,000	Flutter Entertainment plc†	1,158,005	613,020
9,200	Las Vegas Sands Corp.	489,692	424,948
35,000	Super Group SGHC Ltd.	217,346	474,250

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
4,500	Wyndham Hotels & Resorts Inc.	$171,981	$378,945
		4,646,681	8,788,734
	Industrials — 0.2%
5,600	Caterpillar Inc.	3,539,127	5,963,440
4,500	Clarkson plc	199,403	248,670
20,000	Enerpac Tool Group Corp.	706,494	717,200
		4,445,024	6,929,310
	Machinery — 3.0%
27,000	Astec Industries Inc.	1,041,290	1,652,130
2,083,700	CNH Industrial NV	18,078,303	23,399,951
52,100	Deere & Co.	5,915,133	33,048,593
12,500	Donaldson Co. Inc.	1,108,297	1,122,125
25,000	Oshkosh Corp.	2,994,938	3,837,000
3,500	Otis Worldwide Corp.	176,951	250,600
15,300	RENK Group AG	1,052,464	737,294
6,500	Tennant Co.	415,379	569,010
9,000	Titan International Inc.†	72,430	69,390
40,000	Twin Disc Inc.	355,151	928,000
3,000	Vertiv Holdings Co., Cl. A	263,733	1,004,460
167,980	Xylem Inc.	8,928,213	19,856,916
		40,402,282	86,475,469
	Metals and Mining — 1.9%
54,046	Agnico Eagle Mines Ltd.	2,311,458	8,384,156
14,000	Alliance Resource Partners LP	2,269	335,720
10,000	ATI Inc.†	575,122	1,971,000
124,190	Barrick Mining Corp.	2,395,613	4,561,499
8,000	BHP Group Ltd., ADR	217,549	666,480
14,000	Endeavour Mining plc	282,339	701,950
10,000	Franco-Nevada Corp.	1,301,882	2,086,585
860	Franco-Nevada Corp., New York	124,722	179,258
175,000	Freeport-McMoRan Inc.	4,320,760	11,005,750
264,970	Newmont Corp.	10,123,423	24,748,198
		21,655,137	54,640,596
	Paper and Forest Products — 0.0%
12,500	International Paper Co.	534,085	476,250
2,200	Keweenaw Land Association Ltd.†	56,254	111,738
		590,339	587,988
	Publishing — 0.1%
1,200	Graham Holdings Co., Cl. B	632,929	1,369,704
82,100	Louis Hachette Group	103,515	163,882
		736,444	1,533,586
Shares		Cost	Market Value
	Real Estate — 0.9%
56,100	American Tower Corp., REIT	$10,434,774	$9,176,277
30,000	Apartment Investment and Management Co., Cl. A, REIT	185,214	89,100
8,000	Crown Castle Inc., REIT	948,864	605,840
1,400	Equinix Inc., REIT	513,747	1,459,346
5,000	Howard Hughes Holdings Inc.†	342,580	357,450
7,000	Lamar Advertising Co., Cl. A, REIT	953,130	1,091,860
70,100	Millrose Properties Inc., REIT	2,021,446	2,106,505
19,500	Ryman Hospitality Properties Inc., REIT	1,205,674	2,506,725
61,687	Safehold Inc., REIT	995,958	968,486
58,000	Tejon Ranch Co.†	973,806	1,084,600
2,500	The St. Joe Co.	118,315	156,575
59,954	VICI Properties Inc., REIT	1,806,145	1,591,779
130,000	Weyerhaeuser Co., REIT	3,751,769	3,112,200
		24,251,422	24,306,743
	Retail — 2.8%
25,000	Advance Auto Parts Inc.	1,115,982	1,555,500
85,000	AutoNation Inc.†	6,134,037	15,792,150
1,200	AutoZone Inc.†	2,372,111	3,835,128
19,000	Bassett Furniture Industries Inc.	96,033	336,680
6,900	Costco Wholesale Corp.	3,633,101	6,454,743
11,200	Coupang Inc.†	199,023	194,544
108,500	CVS Health Corp.	8,286,360	11,224,325
1,500	Ferguson Enterprises Inc.	269,166	355,995
85,800	Hertz Global Holdings Inc.†	386,000	194,337
98,500	Ingles Markets Inc., Cl. A	1,382,832	8,725,130
16,000	Lowe’s Companies Inc.	366,619	3,527,840
6,500	Macy’s Inc.	116,124	153,075
9,900	MSC Industrial Direct Co. Inc., Cl. A	746,234	1,177,605
18,000	Penske Automotive Group Inc.	2,813,059	3,221,100
38,000	Rush Enterprises Inc., Cl. B	402,438	2,907,000
211,800	Sally Beauty Holdings Inc.†	2,836,417	2,994,852
348,000	Seven & i Holdings Co. Ltd.	3,718,011	4,188,542
25,000	Starbucks Corp.	2,410,531	2,554,750
6,000	The Home Depot Inc.	1,489,514	2,116,080
16,000	The Kroger Co.	1,038,415	888,480
60,000	Walmart Inc.	970,066	6,795,600
4,000	Zalando SE†	95,327	115,951
		40,877,400	79,309,407

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Semiconductors — 4.2%
3,500	Advanced Micro Devices Inc.†	$268,555	$2,033,185
64,730	Aegon Ltd.	499,288	550,118
28,000	Applied Materials Inc.	5,816,094	20,244,000
6,500	ASML Holding NV	2,682,497	12,931,360
50,450	Broadcom Inc.	8,938,490	19,057,488
5,000	Cadence Design Systems Inc.†	1,820,635	1,876,600
5,500	Entegris Inc.	479,901	989,230
11,500	GLOBALFOUNDRIES Inc.	444,768	947,715
700	Hensoldt AG	69,512	54,196
500	KLA Corp.	97,752	150,855
200,350	NVIDIA Corp.	1,554,037	40,088,031
4,200	NXP Semiconductors NV	957,658	1,180,326
80,000	Qnity Electronics Inc.	5,274,998	13,064,800
10,900	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	974,763	5,205,513
2,100	Tekscend Photomask Corp.	50,330	55,924
1,500	Teradyne Inc.	137,990	725,760
2,000	Towa Corp.	34,749	41,084
		30,102,017	119,196,185
	Specialty Chemicals — 0.7%
20,000	Ashland Inc.	1,337,899	1,317,800
7,000	Axalta Coating Systems Ltd.†	178,789	239,540
2,900	DSM-Firmenich AG	321,543	275,024
60,000	DuPont de Nemours Inc.	4,164,177	8,138,400
16,760	Novonesis Novozymes B	418,738	1,057,868
83,000	Olin Corp.	1,490,430	1,645,060
11,000	Rogers Corp.†	1,097,455	1,801,030
10,000	Sensient Technologies Corp.	675,168	1,232,900
5,000	Shin-Etsu Chemical Co. Ltd.	214,267	215,505
15,575	Solstice Advanced Materials Inc.	636,381	1,379,945
57,500	Valvoline Inc.†	1,279,657	2,273,550
		11,814,504	19,576,622
	Telecommunications — 2.0%
36,800	AT&T Inc.	778,346	761,760
145,000	BCE Inc.	4,041,965	3,118,950
390,000	Deutsche Telekom AG, ADR	6,745,586	10,639,200
73,750	Eurotelesites AG†	273,068	372,459
195,000	Hellenic Telecommunications Organization SA, ADR	1,323,723	2,167,230
200,000	Liberty Global Ltd., Cl. C†	2,285,601	2,200,000
44,000	Orange SA, ADR	805,539	828,080
50,000	Pharol SA†	14,182	4,399
Shares		Cost	Market Value
42,000	Proximus SA	$944,677	$280,737
81,500	Sunrise Communications AG, Cl. A	4,388,272	4,054,827
100,000	Telefonica SA, ADR	421,130	396,000
295,000	Telekom Austria AG	1,695,722	3,269,550
101,000	Telephone and Data Systems Inc.	1,729,763	3,738,010
98,000	Telstra Group Ltd., ADR	1,790,566	1,719,900
170,000	TELUS Corp.	982,058	1,796,900
69,300	T-Mobile US Inc.	9,010,666	11,623,689
12,000	VEON Ltd., ADR†	182,320	626,520
199,300	Verizon Communications Inc.	9,271,954	8,438,362
129,500	Vodafone Group plc, ADR	1,426,258	1,712,637
		48,111,396	57,749,210
	Transportation — 1.1%
28,840	Canadian Pacific Kansas City Ltd.	167,897	2,498,986
15,500	Ferrari Group plc	139,079	126,629
156,000	GATX Corp.	5,239,799	27,641,640
		5,546,775	30,267,255
	Wireless Communications — 0.1%
70,900	Array Digital Infrastructure Inc.	2,717,593	2,570,834

	TOTAL COMMON STOCKS	1,444,285,452	3,015,244,976

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	0	52,000

	PREFERRED STOCKS — 1.2%
	Broadcasting — 0.1%
109,926	Liberty Broadband Corp., Ser. A, 7.000%	2,625,883	2,377,699

	Cable and Satellite — 0.0%
13,200	Liberty Latin America Ltd., Ser. A, 9.000%	316,980	286,308

	Diversified Industrial — 0.0%
2,000	Jungheinrich AG	67,450	52,788

	Energy and Utilities: Services — 0.0%
14,300	Enbridge Inc., Ser. F, 5.538%	193,557	236,645

	Financial Services — 0.8%
32,941	Athene Holding Ltd., Ser. B, 5.625%	722,527	612,373
92,500	Bank of America Corp., 5.375%	2,161,207	1,985,975
72,580	Compass Diversified Holdings, Ser. A, 7.250%	1,490,363	1,422,568

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	PREFERRED STOCKS (Continued)
	Financial Services (Continued)
92,001	Compass Diversified Holdings, Ser. B, 7.875%	$1,969,529	$2,037,822
20,000	Compass Diversified Holdings, Ser. C, 7.875%	358,664	440,800
208,159	DigitalBridge Group Inc., Ser. H, 7.125%	4,339,752	3,103,651
15,487	Enstar Group Ltd., Ser. D, 7.000%	301,932	328,324
18,757	Enstar Group Ltd., Ser. E, 7.000%	377,822	389,208
17,400	Flagstar Bank NA, Ser. A, 6.375%	381,262	401,070
210,000	JPMorgan Chase & Co., 4.200%	4,136,270	3,605,700
10,000	MetLife Inc., Ser. A, 4.926%	233,188	212,100
5,000	PhenixFIN Corp., 5.250%, 11/01/28	114,427	119,900
23,461	State Street Corp., Ser. G, 5.350%	558,467	504,177
6,253	Stifel Financial Corp., Ser. B, 6.250%	152,627	141,318
96,057	The Allstate Corp., Ser. H, 5.100%	2,194,771	1,909,613
100,000	The Charles Schwab Corp., Ser. J, 4.450%	2,058,633	1,748,000
76,000	The Goldman Sachs Group Inc., Ser. D, 4.579%	1,601,181	1,434,120
50,100	Truist Financial Corp., Ser. R, 4.750%	1,021,827	926,850
		24,174,449	21,323,569
	Real Estate — 0.2%
28,064	Arbor Realty Trust Inc., Ser. E, 6.250%	528,365	444,814
120,942	Chimera Investment Corp., Ser. A, 8.000%	2,761,473	2,504,709
31,729	Franklin BSP Realty Trust Inc., Ser. E, 7.500%	656,630	606,658
143,276	KKR Real Estate Finance Trust Inc., Ser. A, 6.500%	2,818,550	2,538,851
		6,765,018	6,095,032
	Telecommunications — 0.1%
155,000	AT&T Inc., Ser. C, 4.750%	3,137,348	2,765,200

	Wireless Communications — 0.0%
12,500	T-Mobile USA Inc., 6.250%, 09/01/69	308,926	290,375

	TOTAL PREFERRED STOCKS	37,589,611	33,427,616
Shares		Cost	Market Value
	MANDATORY CONVERTIBLE SECURITIES(b) — 0.2%
	Aerospace and Defense — 0.0%
1,500	The Boeing Co., 6.000%, 10/15/27	$76,179	$100,950

	Computer Software and Services — 0.0%
3,500	Hewlett Packard Enterprise Co., 7.625%, 09/01/27	206,997	404,810

	Energy and Utilities — 0.2%
87,500	El Paso Energy Capital Trust I, 4.750%, 03/31/28	3,214,814	4,417,875

	Specialty Chemicals — 0.0%
22,500	Albemarle Corp., 7.250%, 03/01/27	895,819	1,245,375

	TOTAL MANDATORY CONVERTIBLE SECURITIES	4,393,809	6,169,010

	RIGHTS — 0.0%
	Retail — 0.0%
82,000	Walgreens Boots Alliance Inc., CVR†	0	41,000

	WARRANTS — 0.0%
	Energy and Utilities: Oil — 0.0%
6,000	Occidental Petroleum Corp., expire 08/03/27†	29,700	159,780

	Equipment and Supplies — 0.0%
4,000	Xerox Holdings Corp., expire 02/14/28†	3,220	1,102

	TOTAL WARRANTS	32,920	160,882

Principal Amount
CONVERTIBLE CORPORATE BONDS — 0.0%
Cable and Satellite — 0.0%
$200,000	AMC Global Media Inc., 4.250%, 02/15/29	198,432	213,750

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 0.2%
	Financial Services — 0.2%
	Capital One Financial Corp., Ser. M, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.16%)
$1,500,000	3.950%, (c)(d)	$1,421,262	$1,496,078
1,000,000	5.500%, (c)(d)	957,501	998,874
1,500,000	Citizens Financial Group Inc., Ser. G, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.22%), 4.000%(c)(d)	1,432,510	1,490,286
1,500,000	The Charles Schwab Corp., Ser. H, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.08%), 4.000%(c)(d)	1,335,017	1,407,622
1,000,000	The Goldman Sachs Group Inc., Ser. U, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.92%), 3.650%, 02/10/75(c)(d)	953,512	1,002,248
		6,099,802	6,395,108
	TOTAL CORPORATE BONDS	6,099,802	6,395,108

	U.S. GOVERNMENT OBLIGATIONS — 9.8%
280,984,000	U.S. Treasury Bills, 3.570% to 3.916%††, 07/09/26 to 12/24/26	278,939,138	278,905,909

Shares
	INVESTMENT COMPANIES — 1.1%
118,000	Gabelli Commercial Aerospace and Defense ETF(e)	6,104,323	6,615,151
188,000	Gabelli Financial Services Opportunities ETF(e)	8,680,024	8,274,707
107,282	Gabelli Global Financial Services Fund, Cl. I(e)	2,141,179	2,422,423
5,500	Gabelli Global Technology Leaders ETF(e)	181,589	223,410
6,000	Gabelli Growth Innovators ETF(e)	216,556	228,123
34,000	Gabelli Love Our Planet & People ETF(e)	1,188,276	1,354,455
Shares		Cost	Market Value
500,000	Gabelli Opportunities in Live and Sports ETF†(e)	$12,414,820	$13,233,850
1,800	Keeley Dividend ETF(e)	47,245	51,527
34,465	The Gabelli Dividend Growth Fund, Cl. I(e)	655,737	658,620
		31,629,749	33,062,266
	TOTAL INVESTMENT COMPANIES	31,629,749	33,062,266

TOTAL INVESTMENTS — 118.0%		$1,803,168,913	3,373,672,517

Other Assets and Liabilities (Net) — 0.8%			21,052,611

PREFERRED SHARES — (18.8)%
(28,197,208 preferred shares outstanding)			(536,670,100)

NET ASSETS — COMMON SHARES — 100%
(86,696,040 common shares outstanding)			$2,858,055,028

NET ASSET VALUE PER COMMON SHARE
($2,858,055,028 ÷ 86,696,040 shares outstanding)			$32.97

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	Security is perpetual and has no stated maturity date.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2026.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by Gabelli Funds, LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value
North America	87.4%	$2,949,798,724
Europe	8.7	292,041,257
Japan	2.6	85,810,734
Latin America	1.0	34,349,499
Asia/Pacific	0.3	11,672,303
Total Investments	100.0%	$3,373,672,517

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $1,771,539,164)	$3,340,610,251
Investments in affiliates, at value (cost $31,629,749)	33,062,266
Cash	31,241
Foreign currency, at value (cost $15,029)	15,059
Receivable for investments sold	24,846,060
Dividends and interest receivable	3,581,887
Deferred offering expense	100,916
Prepaid expenses	209,851
Total Assets	3,402,457,531
Liabilities:
Distributions payable	192,646
Payable for investments purchased	2,179,322
Payable for Fund shares repurchased	40,842
Payable for investment advisory fees	2,777,249
Payable for common offering costs	138,665
Payable for payroll expenses	28,894
Payable for accounting fees	3,750
Series J Cumulative Preferred Stock, callable and mandatory redemption 03/26/28 (See Notes 2 and 7)	145,100,000
Series M Cumulative Preferred Stock, callable and mandatory redemption 12/26/26 (See Notes 2 and 7)	208,810,000
Other accrued expenses	2,371,035
Total Liabilities	361,642,403
Cumulative Preferred Shares, each at $0.001 par value:
Series H (5.375%, $25 liquidation value per share, 2,000,000 shares authorized with 1,907,388 shares issued and outstanding)	47,684,700
Series K (4.250%, $25 liquidation value per share, 6,000,000 shares authorized with 5,403,016 shares issued and outstanding)	135,075,400
Total Preferred Shares	182,760,100
Net Assets Attributable to Common Shareholders	$2,858,055,028

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,215,840,272
Total distributable earnings	1,642,214,756
Net Assets	$2,858,055,028

Net Asset Value per Common Share at $0.001 par value:
($2,858,055,028 ÷ 86,696,040 shares outstanding; unlimited number of shares authorized)	$32.97

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $649,105)	$28,015,759
Dividends - affiliated	582
Interest	5,656,266
Total Investment Income	33,672,607
Expenses:
Investment advisory fees	16,533,606
Interest expense on preferred stock	8,866,375
Shareholder communications expenses	2,772,664
Legal and audit fees	1,206,105
Trustees’ fees	196,050
Custodian fees	118,497
Payroll expenses	90,850
Shelf offering expense	45,731
Shareholder services fees	34,790
Accounting fees	22,500
Interest expense	1,629
Miscellaneous expenses	138,259
Total Expenses	30,027,056
Less:
Advisory fee reduction (See Note 3)	(26,886)
Net Expenses	30,000,170
Net Investment Income	3,672,437

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	160,145,283
Net realized loss on foreign currency transactions	(25,478)
Net realized gain on investments and foreign currency transactions	160,119,805
Net change in unrealized appreciation/(depreciation):
on investments - unaffiliated	105,181,564
on investments - affiliated	1,368,263
on foreign currency translations	(23,017)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	106,526,810
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	266,646,615
Net Increase in Net Assets Resulting from Operations	270,319,052
Total Distributions to Preferred Shareholders	(4,063,555)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$266,255,497

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$3,672,437	$16,210,793
Net realized gain on investments and foreign currency transactions	160,119,805	118,624,445
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	106,526,810	294,542,787
Net Increase in Net Assets Resulting from Operations	270,319,052	429,378,025

Distributions to Preferred Shareholders from Accumulated Earnings	(4,063,555)*	(8,264,207)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	266,255,497	421,113,818

Distributions to Common Shareholders:
Accumulated earnings	(78,628,123)*	(149,045,772)
Total Distributions to Common Shareholders	(78,628,123)	(149,045,772)

Fund Share Transactions:
Net decrease from repurchase of common shares	(41,924,857)	(25,039,123)
Net increase in net assets from repurchase of preferred shares	6,570	565,723
Offering costs and adjustments to offering costs for preferred shares charged to paid-in capital	(1,750)	(2,700)
Net Decrease in Net Assets from Fund Share Transactions	(41,920,037)	(24,476,100)

Net Increase in Net Assets Attributable to Common Shareholders	145,707,337	247,591,946

Net Assets Attributable to Common Shareholders:
Beginning of year	2,712,347,691	2,464,755,745
End of period	$2,858,055,028	$2,712,347,691

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Cash Flows

For the Six Months Ended June 30, 2026 (Unaudited)

Net increase in net assets attributable to common shareholders resulting from operations	$266,255,497

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(198,024,977)
Proceeds from sales of long term investment securities	327,194,211
Net sales of short term investment securities	52,517,806
Net realized gain on investments	(160,145,283)
Net change in unrealized appreciation on investments	(106,549,827)
Net amortization of discount	(5,511,203)
Increase in receivable for investments sold	(24,696,351)
Decrease in distributions receivable from affiliated Underlying Funds	4,550
Increase in dividends and interest receivable	(315,200)
Increase in deferred offering expense	(7,500)
Decrease in prepaid expenses	159,309
Decrease in payable for investments purchased	(20,103,882)
Increase in payable for offering costs	36,126
Increase in payable for investment advisory fees	42,839
Decrease in payable for payroll expenses	(30,398)
Increase in other accrued expenses	2,023,329
Net cash provided by operating activities	132,849,046

Net decrease in net assets resulting from financing activities:
Redemption of Series H 5.200% Cumulative Preferred Stock	(74,300)
Redemption of Series M 5.200% Cumulative Preferred Stock	(11,075,000)
Offering costs related to issuance of preferred stock	(950)
Distributions to common shareholders	(78,785,944)
Repurchase of common shares	(43,191,654)
Receivable for preferred shares	22,156
Net cash used in financing activities	(133,105,692)
Net decrease in cash	(256,646)
Cash (including foreign currency):
Beginning of year	302,946
End of period	$46,300

Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$8,866,375
Interest paid on bank overdrafts	1,629

The following table provides a reconciliation of cash and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2026:

Cash	$31,241
Foreign currency, at value	15,059
$46,300

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2026		Year Ended December 31,
	(Unaudited)		2025		2024		2023		2022		2021
Operating Performance:
Net asset value, beginning of year	$30.76		$27.65		$25.58		$24.07		$29.73		$25.02
Net investment income	0.04		0.18		0.21		0.27		0.20		0.18
Net realized and unrealized gain/(loss) on investments, securities sold short, and foreign currency transactions	3.07		4.66		3.24		2.64		(4.36)		6.02
Total from investment operations	3.11		4.84		3.45		2.91		(4.16)		6.20

Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.01)		(0.03)		(0.03)		(0.02)		(0.02)
Net realized gain	(0.04	)*	(0.08)		(0.07)		(0.07)		(0.09)		(0.10)
Total distributions to preferred shareholders	(0.05)		(0.09)		(0.10)		(0.10)		(0.11)		(0.12)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	3.06		4.75		3.35		2.81		(4.27)		6.08

Distributions to Common Shareholders:
Net investment income	(0.09	)*	(0.20)		(0.35)		(0.28)		(0.20)		(0.21)
Net realized gain	(0.81	)*	(1.48)		(0.97)		(0.73)		(1.20)		(1.17)
Return of capital	—		—		—		(0.31)		(0.01)		—
Total distributions to common shareholders	(0.90)		(1.68)		(1.32)		(1.32)		(1.41)		(1.38)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.05		0.03		0.03		0.01		0.01		0.00 (b)
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.01		0.01		0.01		0.01		0.07
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.06)
Total Fund share transactions	0.05		0.04		0.04		0.02		0.02		0.01

Net Asset Value, End of Period	$32.97		$30.76		$27.65		$25.58		$24.07		$29.73
NAV total return †	10.24%		17.89%		13.44%		12.14%		(14.37)%		24.74%
Market value, end of period	$29.40		$27.77		$24.15		$21.64		$20.61		$27.00
Investment total return ††	9.23%		22.71%		18.09%		11.91%		(18.58)%		32.81%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$3,394,725		$3,260,167		$2,945,437		$2,647,774		$2,518,290		$3,138,850
Net assets attributable to common shares, end of period (in 000’s)	$2,858,055		$2,712,348		$2,464,756		$2,303,089		$2,171,240		$2,687,250
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	0.27	%(c)	0.63%		0.78%		1.12%		0.76%		0.62%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2026		Year Ended December 31,
	(Unaudited)		2025		2024		2023		2022		2021
Ratio of operating expenses to average net assets attributable to common shares before fees waived/fee reduction (d)	2.17	%(c)	1.83%		1.52%		1.36%		1.36%		1.28%
Ratio of operating expenses to average net assets attributable to common shares net of fees waived/fee reduction, if any (e)	2.17	%(c)(f)	1.83	%(f)	1.52	%(f)	1.36	%(f)	1.35	%(f)	1.28%
Portfolio turnover rate	6%		9%		13%		10%		10%		12%

Cumulative Preferred Shares:
Auction Market Series B Preferred (g)
Liquidation value, end of period (in 000’s)	—		—		—		$2,050		$2,050		$2,050
Liquidation preference per share	—		—		—		$25,000		$25,000		$25,000
Liquidation value (h)	—		—		—		$25,000		$25,000		$25,000
Asset coverage per share(i)	—		—		—		$192,043		$181,407		$173,763

Auction Market Series C Preferred(j)
Liquidation value, end of period (in 000’s)	—		—		—		$1,350		$1,350		$1,350
Total shares outstanding (in 000’s)	—		—		—		0	(k)	0	(k)	0 (k)
Liquidation preference per share	—		—		—		$25,000		$25,000		$25,000
Liquidation value (h)	—		—		—		$25,000		$25,000		$25,000
Asset coverage per share (i)	—		—		—		$192,043		$181,407		$173,763

Auction Rate Series E Preferred(l)
Liquidation value, end of period (in 000’s)	—		—		—		$3,100		$3,100		$3,100
Liquidation preference per share	—		—		—		$25,000		$25,000		$25,000
Liquidation value (h)	—		—		—		$25,000		$25,000		$25,000
Asset coverage per share (i)	—		—		—		$192,043		$181,407		$173,763

5.250% Series G Preferred(m)
Liquidation value, end of period (in 000’s)	—		—		—		—		—		$100,000
Total shares outstanding (in 000’s)	—		—		—		—		—		4,000
Liquidation preference per share	—		—		—		—		—		$25.00
Average market value (n)	—		—		—		—		—		$25.60
Asset coverage per share (i)	—		—		—		—		—		$173.76

5.375% Series H Preferred
Liquidation value, end of period (in 000’s)	$47,685		$47,759		$48,501		$49,715		$49,820		$50,000
Total shares outstanding (in 000’s)	1,907		1,910		1,940		1,989		1,993		2,000
Liquidation preference per share	$25.00		$25.00		$25.00		$25.00		$25.00		$25.00
Average market value (n)	$22.51		$23.15		$23.89		$24.05		$24.96		$27.46
Asset coverage per share (i)	$158.14		$148.78		$153.19		$192.04		$181.41		$173.76

4.500% Series J Preferred
Liquidation value, end of period (in 000’s)	$145,100		$145,100		$145,100		$145,100		$145,100		$145,100
Total shares outstanding (in 000’s)	6		6		6		6		6		6
Liquidation preference per share	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Average market value (n)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Asset coverage per share (i)	$158,138		$148,779		$153,191		$192,043		$181,407		$173,763

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2026	Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
4.250% Series K Preferred
Liquidation value, end of period (in 000’s)	$135,075	$135,075	$137,080	$143,369	$145,630	$150,000
Total shares outstanding (in 000’s)	5,403	5,403	5,483	5,735	5,825	6,000
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (n)	$18.06	$18.60	$19.36	$19.29	$20.34	$25.38
Asset coverage per share (i)	$158.14	$148.78	$153.19	$192.04	$181.41	$173.76

5.200% Series M Preferred
Liquidation value, end of period (in 000’s)	$208,810	$219,885	$150,000	—	—	—
Total shares outstanding (in 000’s)	20,881	21,989	15,000	—	—	—
Liquidation preference per share	$10.00	$10.00	$10.00	—	—	—
Average market value (n)	$10.00	$10.00	$10.00	—	—	—
Asset coverage per share (i)	$63.26	$59.51	$61.28	—	—	—
Asset Coverage (o)	633%	595%	613%	768%	726%	695%

†	Based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021 would have been 1.81%, 1.54%, 1.32%, 1.17%, 1.17%, and 1.13%, respectively.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, and 2022 would have been 1.81%, 1.54%, 1.32%, 1.17%, and 1.17%, respectively.
(g)	The Fund redeemed and retired all its outstanding Series B Shares on June 26, 2024.
(h)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(i)	Asset coverage per share is calculated by combining all series of preferred shares.
(j)	The Fund redeemed and retired all its outstanding Series C Shares on June 27, 2024.
(k)	Actual number of shares outstanding is fewer than 1,000.
(l)	The Fund redeemed and retired all its outstanding Series E Shares on June 28, 2024.
(m)	The Fund redeemed and retired all its outstanding Series G Shares on January 31, 2022.
(n)	Based on weekly prices.
(o)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the Fund) was organized on November 18, 2003 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred shares) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Financial Services	$584,263,079	—	$20	$584,263,099
Other Industries (b)	2,430,981,877	—	—	2,430,981,877
Total Common Stocks	3,015,244,956	—	20	3,015,244,976
Closed-End Funds	—	$52,000	—	52,000
Preferred Stocks (b)	33,427,616	—	—	33,427,616
Mandatory Convertible Securities (b)	6,169,010	—	—	6,169,010
Rights (b)	—	41,000	—	41,000
Warrants (b)	160,882	—	—	160,882
Convertible Corporate Bonds (b)	—	213,750	—	213,750
Corporate Bonds (b)	—	6,395,108	—	6,395,108
U.S. Government Obligations	—	278,905,909	—	278,905,909
Investment Companies	33,062,266	—	—	33,062,266
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,088,064,730	$285,607,767	$20	$3,373,672,517

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Advisers according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2026, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Series J and Series M Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2026, there were no short sales outstanding.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Stockholders in the Fund would bear the pro rata portion of the periodic expenses of the

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2026, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than two basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At December 31, 2025, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Starting with the monthly distribution payable on January 24, 2025, to shareholders of record January 16, 2025, the annual distribution increased to $1.68 per share, to be paid $0.14 per share monthly. Starting with the monthly distribution payable on January 23, 2026, to shareholders of record January 15, 2026, the annual distribution increased to $1.80 per share, to be paid $0.15 per share monthly. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.375% Series H Preferred Shares, Series J Cumulative Term Preferred Shares, 4.250% Series K Preferred Shares, and 5.200% Series M Preferred Shares (Preferred Shares) are recorded on a daily basis and are determined as described in Note 7.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$17,493,888	$969,991
Net long term capital gains	131,551,884	7,294,216
Total distributions paid	$149,045,772	$8,264,207

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,818,669,695	$1,641,315,895	$(86,313,073)	$1,555,002,822

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2026, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control, with respect to Ryman Hospitality Properties, Inc.

During the six months ended June 30, 2026, the Fund held positions in affiliated funds, and the Adviser reduced its fee with respect to such securities by $26,886.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, aggregated $180,599,454 and $308,952,659, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid $10,047 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2026, the Fund accrued $90,850 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee, Audit Committee Chairman, and Nominating Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit of up to $150,000,000 under which it may borrow from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate based on equal to the higher of the Federal Funds Effective Rate or one-month Secured Overnight Financing Rate (SOFR) in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2026 and the year ended December 31, 2025, the Fund repurchased and retired 1,471,428 and 986,093 common shares in the open market at investments of $41,924,857 and $25,039,123, respectively, and at average discounts of approximately 10.61% and 11.69% from its NAV.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(1,471,428)	$(41,924,857)	(986,093)	$(25,039,123)

As of June 30, 2026 Fund had an effective shelf registration authorizing the offering of $500 million of common or preferred shares or notes.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

to redeem, in part or in full, the Series H, Series J, Series K, and Series M Preferred Shares at redemption prices of $25, $25,000, $25, and $10, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates were typically set by an auction process generally held every seven days, and were typically expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders had been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they submitted sell orders. Therefore the weekly auctions failed, and the dividend rate had been the maximum rate.

Since December 31, 2021, the seven day ICE LIBOR rate ceased to be published and was no longer representative. Because the Series B, Series C, and Series E Preferred Shares have no other effective alternative rate setting provision, a last resort fallback of fixing this LIBOR based reference rate at its last published rate applied. The last published seven day ICE LIBOR rate was 0.076%, which resulted in a maximum rate for Series B, Series C, and Series E Preferred Shares of 2.076%, 2.076%, and 3.576%, respectively. The absence of successful auctions that established dividend rates based on prevailing short term interest rates could have led to economic results for the Fund and holders of the Series B, Series C, and Series E Preferred Shares since the rates payable on the Series B, Series C, and Series E Preferred Shares were no longer likely to be representative of prevailing market rates.

On April 14, 2021 the Fund completed a tender offer (the Offer) under which holders of the Series B Auction Market Preferred Shares, Series C Auction Rate Preferred Shares, and Series E Auction Rate Preferred Shares (the Auction Rate Preferred Shares) could exchange each Auction Rate Preferred Share for 0.96 shares of each newly issued Series J Preferred Share. Shareholders tendered 2,565 Series B Auction Market Preferred Shares, 3,190 Series C Auction Market Preferred Shares, and 356 Series E Auction Rate Preferred Shares, in exchange for 5,804 Series J Preferred and cash in lieu of fractional shares. On June 26, June 27, and June 28, 2024, respectively, the Fund redeemed all Series B Preferred Shares, Series C Preferred Shares, and Series E Preferred Shares at the redemption prices of $25,000 per share.

Holders of Series J Preferred Shares are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefor, cumulative cash dividends and distributions, calculated separately for each dividend period, (i) at an annualized dividend rate of 1.70% of the $25,000 per share liquidation preference on the Series J Preferred Shares for the quarterly dividend periods ending on or prior to March 26, 2024 and (ii) at an annualized dividend rate of 4.50% of the $25,000 per share liquidation preference on the Series J Preferred Shares for all remaining quarterly dividend periods until the Series J Preferred Shares’ mandatory redemption date of March 26, 2028. Dividends and distributions on Series J Preferred Shares will be payable quarterly on March 26, June 26, September 26, and December 26 in each year commencing on June 26, 2021. The Series J Preferred Shares are subject to mandatory redemption by the Fund on March 26, 2028 and in certain other circumstances.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

On October 11, 2024, June 6, June 26, October 28, November 26, December 26, December 30, 2025, and March 4, 2026 respectively, the Fund issued 15,000,000 shares, 300,000 shares, 350,000 shares, 200,000 shares, 1,000,000 shares, 6,478,500 shares, 5,000 shares, and 7,500 shares, of 5.200% Series M Preferred, receiving $149,850,000, $3,000,000, $3,500,000, $2,000,000, $10,000,000, $64,785,000, $50,000, and $75,000, respectively. The Series M Preferred has a liquidation preference of $10 per share, was callable at the Fund’s option on December 26, 2025, was puttable during the 60-day period ending June 26, 2026, and has a mandatory redemption date on December 26, 2026. On December 26, 2025, shareholders put 1,345,000 Series M Preferred shares and on June 29, 2026 shareholders put 1,115,000 Series M Preferred shares, at the liquidation preference of $10 per share. On May 1, 2025 the Board approved an increase in the distribution rate of the Series M Preferred to 5.200%.

On January 31, 2022, the Fund redeemed and retired all remaining outstanding shares of Series G Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends.

The Fund, at its option, may redeem the 5.375% Series H Cumulative Preferred Shares, in whole or in part at the liquidation preference plus accumulated and unpaid dividends. The Board has authorized the repurchase of Series H and Series K Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2026 and the year ended December 31, 2025, the Fund repurchased and retired 2,972 and 29,668 Series H Preferred at investments of $67,730 and $677,648, and at average discounts of approximately 8.92% and 8.72%. During the year ended December 31, 2025, the Fund repurchased and retired 80,203 Series K Preferred at an investment of $1,480,121, and at an average discount of approximately 26.34% from its liquidation preference.

The following table summarizes Cumulative Preferred Shares information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2026	Net Proceeds	2026 Dividend Rate Range	Dividend Rate at 6/30/2026	Accrued Dividends at 6/30/2026
H 5.375%	June 7, 2019	2,000,000	1,907,388	$48,145,405	Fixed Rate	5.375%	$28,478
J 4.500%	April 14, 2021	6,116	5,804	145,100,000	Fixed Rate	4.500%	72,550
K 4.250%	October 4, 2021	6,000,000	5,403,016	144,875,000	Fixed Rate	4.250%	63,786
M 5.200%	Various	20,000,000	20,881,000	233,185,000	Fixed Rate	5.200%	27,832

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

On February 24, 2025, the Board announced that it had approved the spin off of a newly created closed-end fund (Gabelli Preferred Securities Trust or “GPF”) whose investment objective will be to seek income and

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

capital appreciation by investing in preferred securities. This transaction is subject to shareholder and regulatory approvals.

8. Transactions in Securities of Affiliated Issuers. The Fund may invest in affiliated investment companies, including affiliated money market funds, affiliate mutual funds, and affiliated exchange-traded funds. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2026 is set forth below:

	Market Value at December 31, 2025	Purchases	Sales Proceeds	Realized Loss	Change In Unrealized Appreciation/ (Depreciation)	Market Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Percent Owned of Shares
Gabelli Commercial Aerospace and Defense ETF	$371,356	$5,736,467	$—	$—	$507,328	$6,615,151	118,000	$—	15.13%
Gabelli Financial Services Opportunities ETF	1,039,567	7,636,110	—	—	(400,970)	8,274,707	188,000	—	16.64%
Gabelli Global Financial Services Fund, Cl. I	2,223,096	41,179	—	—	158,148	2,422,423	107,282	—	1.70%
Gabelli Global Technology Leaders ETF	175,753	—	—	—	47,657	223,410	5,500	—	1.67%
Gabelli Growth Innovators ETF	211,564	—	—	—	16,559	228,123	6,000	—	2.61%
Gabelli Love Our Planet & People ETF	330,545	854,889	—	—	169,021	1,354,455	34,000	—	8.29%
Gabelli Opportunities in Live and Sports ETF†	10,000,000	2,414,820	—	—	819,030	13,233,850	500,000	—	42.48%
Keeley Dividend ETF*	—	47,245	—	—	4,282	51,527	1,800	582	0.61%
The Gabelli Dividend Growth Fund, Cl. I	537,975	73,437	—	—	47,208	658,620	34,465	—	3.00%
Total				$—	$1,368,263	$33,062,266		$582

*	Security was not held at December 31, 2025.
†	Non-income producing security.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. On August 18, 2026, the Gabelli Dividend & Income Trust (the “Fund”) adopted Amendment No. 3 to the Statement of Preferences of Series M Cumulative Term Preferred Shares (the “Series M Statement of Preferences Amendment”) establishing and fixing the rights and preferences of the Fund’s Series M Cumulative Term Preferred Shares (the “Series M Preferred Shares”). The Series M Statement of Preferences Amendment (i) extends the mandatory redemption date of the Series M Preferred Shares from December 26, 2026 to December 26, 2028 (the “New Mandatory Redemption Date”); (ii) provides for optional puts by holders of the Series M Preferred Shares on each of June 26, 2027, December 26, 2027, and June 26, 2028; and (iii) provides for a mandatory put by holders of the Series M Preferred Shares on December 26, 2026 (the “Mandatory Put Date”), subject to the right of holders to opt out of such mandatory put. As a result, holders of the Series M Preferred Shares who wish to have their shares purchased by the Fund pursuant to the mandatory put on the Mandatory Put Date will need to take no action. However, holders of the Series M Preferred Shares may continue to hold their shares through the New Mandatory Redemption Date by opting out of the mandatory put as provided in the Series M Statement of Preferences Amendment. Holders of the Series M Preferred Shares who opt out of the mandatory put will have the opportunity to tender their Series M Preferred Shares for purchase by the Fund on each of June 26, 2027, December 26, 2027, and June 26, 2028, pursuant to the optional puts. Additionally, pursuant to the Series M Statement of Preferences Amendment, an additional 20 million authorized and unissued common shares of beneficial interest of the Fund, par value $0.001 per share, have been designated as shares of Series M Preferred Shares, effective as of August 18, 2026. As a result, the Fund is authorized to issue up to a total of 50 million shares of Series M Preferred Shares.

As of August 18, 2026, the Fund had issued and outstanding 20,881,000 shares of Series M Preferred Shares and 29,119,000 shares of Series M Preferred Shares are available to be issued and sold.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer certified to the New York Stock Exchange (NYSE) that, as of July 14, 2026, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – Final Results

On May 11, 2026, the Fund convened its Annual Meeting of Shareholders (the “Annual Meeting”) and the holders of the Fund’s preferred shares voted to elect Anthony S. Colavita, the Trustee nominee standing for election by the holders of preferred shares only, voting separately as a single class, to hold office until the 2029 Annual Meeting of Shareholders (the “2029 Annual Meeting”) or until his successor is duly elected and qualified. The Annual Meeting was adjourned to June 29, 2026, to permit the solicitation of additional shareholder votes with respect to the election of three Trustees by the holders of common shares and preferred shares of the Fund, voting together as a single class.

At the reconvened Annual Meeting held on June 29, 2026, holders of common shares and preferred shares of the Fund, voting together as a single class, elected each of the Fund’s three Trustee nominees, Frank J. Fahrenkopf, Jr., Colin J. Kilrain and Salvatore J. Zizza, to hold office until the 2029 Annual Meeting or until their respective successors are duly elected and qualified. Because the election of trustees by the holders of common shares and preferred shares voting together as a single class was considered a contested election under the Fund’s by-laws, each of Messrs. Fahrenkopf and Zizza and Vice Admiral Kilrain received the affirmative vote of a majority of the Fund’s outstanding shares, to be duly elected.

The final vote, as certified by the Inspector of Election for the Annual Meeting, was as follows:

Nominee	For	Against	Withhold/Abstain
Frank J. Fahrenkopf, Jr.	58,723,425	0	3,009,688
Colin J. Kilrain	60,361,740	0	1,371,375
Salvatore J. Zizza	58,730,870	0	3,002,242
Andre Clemot	20,721,002	278,502	73,551

Mario J. Gabelli, Robert P. Astorino, Elizabeth C. Bogan, James P. Conn, Susan Watson Laughlin, Michael J. Melarkey, Agnes Mullady, Christina A. Peeney, and Salvatore M. Salibello continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI DIVIDEND & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Dividend & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI DIVIDEND AND INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He is President of GAMCO Investors, Inc. and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. Her responsibilities include leading the Health & Wellness platform. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr. Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the Firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from Columbia University, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group, Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Lieutenant Colonel Tony Bancroft, United States Marine Corps Reserve, joined the Firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military, and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps, and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

Justin Bergner, CFA, is a Vice President at Gabelli and a portfolio manager for Gabelli Funds LLC. Justin rejoined Gabelli in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics and Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Justin McAuliffe, joined the firm in 2021 as a research analyst covering the gaming and lodging sector as well as food retail. Previously, he served as Program-Related Investment Officer at the Conrad N. Hilton Foundation. Justin is a graduate of the Cornell School of Hotel Administration and has an MBA from the Marshall School of Business at USC.

Macrae (Mac) Sykes joined the Firm in 2008 as an analyst focused on financial services. He was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and 2018, and received several honorable mentions for coverage of brokers and asset managers from Institutional Investor. In 2018, Mac was a contributing author to The Warren Buffet Shareholder: Stories from inside the Berkshire Hathaway Annual Meeting edited by Lawrence Cunningham and Stephen Cuba. Mac holds a BA in Economics from Hamilton College and an MBA degree in Finance from Columbia Business School.

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in Finance from the University of Miami in Coral Gables, Florida.

John Belton joined GAMCO in January 2024. Mr. Belton was most recently an Investment Analyst and Partner at Absoluto Partners Global in Greenwich, Connecticut. Prior to joining Absoluto in 2021, Mr. Belton was an Equity Research Analyst at Evercore ISI for six years, culminating as a Vice President, Equity Research where he led ISI’s Communications Infrastructure Equity research team. He began his career in 2010 as an associate at State Street Global Services. Mr. Belton holds an M.B.A. with Honors in Finance and Economics from Columbia Business School. He also holds a B.A. in Mathematics and Philosophy from Boston College, and is a CFA Charterholder.

Brian P. Leonard, CFA joined Gabelli in May 2025 following the acquisition of former affiliate Keeley Teton by Gabelli. Prior to that, he served as a Portfolio Manager for Keeley Teton Advisors and its predecessor, Keeley Asset Management Corp. (“KAMCO”). From 2004 to 2009, he served as a Research Analyst and Client Service Associate. Before joining GAMCO, Mr. Leonard was an Associate with CRA RogersCasey and its predecessor firm, Capital Resource Advisors, from 1998 to 2004. Mr. Leonard earned his M.S. in Finance from St. Xavier University’s Graham School of Management and his B.S. from DePaul University. He also holds the Chartered Financial Analyst designation from the CFA Institute.

Thomas E. Browne, Jr., CFA joined Gabelli in May 2025 upon the acquisition of former affiliate Keeley Teton by Gabelli. Prior to that date, Mr. Browne served as a Portfolio Manager for Keeley Teton Advisors and its predecessor Keeley Asset Management Corp. (“KAMCO”). Before joining KAMCO, he was a Portfolio Manager in charge of Oppenheimer Capital’s small-cap core and small-cap value strategies. Prior to that, Mr. Browne managed a mid-cap portfolio for SEB Asset Management and was an analyst at small-cap investment firm Palisade Capital Management. Mr. Browne earned his M.B.A. from New York University Stern School of Business and his B.B.A. from the University of Notre Dame. In addition, Mr. Browne holds the Chartered Financial Analyst designation from the CFA Institute.

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Robert P. Astorino
President, SR Media LLC

Elizabeth C. Bogan
Former Senior Lecturer
in Economics,
Princeton University

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Colin J. Kilrain
Vice Admiral (retired)
United States Navy

Susan Watson Laughlin, CFA
Former President,
Investor Relations Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Christina A. Peeney
Adjunct Professor,
Middlesex County College

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Carter W. Austin
Vice President & Ombudsman

Laurissa M. Martire
Vice President & Ombudsman

David I. Schachter
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2026

GABELLI
FUNDS

THE GABELLI DIVIDEND & INCOME TRUST

GDV

Semiannual Report
June 30, 2026

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Effective July 31, 2026, Michael Burgio is no longer a portfolio manager of the Fund.

Effective April 1, 2026, Sergey Dluzhevskiy, CFA, became a portfolio manager of the Fund. He joined Gabelli Funds in 2005 after receiving an M.B.A. at the Wharton School of the University of Pennsylvania. Previously, he was a senior accountant at Deloitte. Mr. Dluzhevskiy received his undergraduate degree from Case Western Reserve University.

MANAGEMENT OF OTHER ACCOUNTS

The table below shows the number of other accounts managed by Mr. Dluzhevskiy and the total assets in each of the following categories: registered investment companies, other paid investment vehicles and other accounts as of December 31, 2025. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of accounts	Total # managed	Total assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets with Advisory Fee Based on Performance
Sergey Dluzhevskiy, CFA	Registered Investment Companies	3	$1.8 billion	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	9	$2.1 million	0	$0

POTENTIAL CONFLICTS OF INTEREST

As reflected above, the Portfolio Managers manage accounts in addition to the Trust. Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. As indicated above, the Portfolio Managers manage multiple accounts. As a result, they will not be able to devote all of their time to the management of the Trust. The Portfolio Managers, therefore, may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he/she were to devote all of their attention to the management of only the Trust.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. As indicated above, the Portfolio Managers manage managed accounts with investment strategies and/or policies that are similar to the Fund. In these cases, if the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, a fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among all or many of these accounts or other accounts managed primarily by other Portfolio Managers of the Adviser, and their affiliates. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.

SELECTION OF BROKER/DEALERS. Because of Mr. Gabelli’s indirect majority ownership interest in G.research, LLC, he may have an incentive to use G.research to execute portfolio transactions for a Fund.

PURSUIT OF DIFFERING STRATEGIES. At times, the Portfolio Managers may determine that an investment opportunity may be appropriate for only some of the accounts for which he/she exercises investment responsibility, or may decide that certain of the funds or accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differs among the accounts that he/she manages. If the structure of the Adviser’s management fee or the Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the Portfolio Manager may be motivated to favor certain accounts over others. The Portfolio Manager also may be motivated to favor accounts in which they have an investment interest, or in which the Adviser, or their affiliates have investment interests. Similarly, the desire to maintain assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager in affording preferential treatment to those accounts that could most significantly benefit the Portfolio Manager. For example, as reflected above, if the Portfolio Manager manages accounts which have performance fee arrangements, certain portions of their compensation will depend on the achievement of performance milestones on those accounts. The Portfolio Manager could be incented to afford preferential treatment to those accounts and thereby be subject to a potential conflict of interest.

The Adviser, and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and their staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE FOR THE PORTFOLIO MANAGERS OTHER THAN MR. GABELLI

The compensation for the Portfolio Managers other than Mr. Gabelli for the Trust is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. The Portfolio Managers other than Mr. Gabelli receive a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of restricted stock, and incentive based variable compensation based on a percentage of net revenue received by the Adviser for managing the Trust to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm’s expenses (other than the Portfolio Managers’ compensation) allocable to the Trust (the incentive-based variable compensation for managing other accounts is also based on a percentage of net revenues to the investment adviser for managing the account). This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of equity-based incentive and incentive-based variable compensation is based on an evaluation by the Adviser’s parent, GAMI, of quantitative and qualitative performance evaluation criteria. This evaluation takes into account, in a broad sense, the performance of the accounts managed by the Portfolio Managers, but the level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. Generally, greater consideration is given to the performance of larger accounts and to longer term performance over smaller accounts and short-term performance.

OWNERSHIP OF SHARES IN THE FUND

Sergey Dluzhevskiy owned $0 of shares of the Fund as of June 30, 2026.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2026 through 01/31/2026	Common – 381,953 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – 2,972 Preferred Series K – N/A	Common – $28.33 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – $22.76 Preferred Series K – N/A	Common – 381,953 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – 2,972 Preferred Series K – N/A	Common – 88,167,468 - 381,953 = 87,785,515 Preferred Series J – 5,804 Preferred Series H – 1,910,360 - 2,972 = 1,907,388 Preferred Series K – 5,403,016 Preferred Series M – 21,988,500
Month #2 02/01/2026 through 02/28/2026	Common – 158,394 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – $28.96 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – 158,394 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – 87,785,515 - 158,394 = 87,627,121 Preferred Series J – 5,804 Preferred Series H – 1,907,388 Preferred Series K – 5,403,016 Preferred Series M – 21,988,500
Month #3 03/01/2026 through 03/31/2026	Common – 374,711 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – $27.45 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – 374,711 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – 87,627,121 - 374,711 = 87,254,410 Preferred Series J – 5,804 Preferred Series H – 1,907,388 Preferred Series K – 5,403,016 Preferred Series M – 21,996,000

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #4 04/01/2026 through 04/30/2026	Common – 54,363 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – $28.50 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – 54,363 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – 87,254,410 - 54,363 = 87,198,047 Preferred Series J – 5,804 Preferred Series H – 1,907,388 Preferred Series K – 5,403,016 Preferred Series M – 21,996,000
Month #5 05/01/2026 through 05/31/2026	Common – 219,339 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – $29.10 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – 219,339 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – 87,198,047 - 219,339 = 86,978,708 Preferred Series J – 5,804 Preferred Series H – 1,907,388 Preferred Series K – 5,403,016 Preferred Series M – 21,996,000
Month #6 06/01/2026 through 06/30/2026	Common – 282,668 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – $29.00 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – 282,668 Preferred Series J – N/A Preferred Series M – N/A Preferred Series H –N/A Preferred Series K – N/A	Common – 86,978,708 - 282,668 =86,696,040 Preferred Series J – 5,804 Preferred Series H – 1,907,388 Preferred Series K – 5,403,016 Preferred Series M – 20,881,000
Total	Common – 1,471,428 Preferred Series M – N/A Preferred Series H – 2,972 Preferred Series J – N/A Preferred Series K – N/A	Common – $28.54 Preferred Series M – N/A Preferred Series H – $22.76 Preferred Series J – N/A Preferred Series K – N/A	Common – 1,471,428 Preferred Series M – N/A Preferred Series H – 2,972 Preferred Series J – N/A Preferred Series K – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all shares outstanding may be repurchased when the respective preferred shares are trading at a discount to the liquidation values.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.